Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.2%
Penn Series Flexibly Managed Fund*	67,426	$5,915,270
Penn Series Index 500 Fund*	191,312	7,308,128
Penn Series Large Cap Growth Fund*	21,243	729,914
Penn Series Large Cap Value Fund*	53,120	2,218,310
Penn Series Large Core Value Fund*	105,487	2,925,142
Penn Series Mid Core Value Fund*	69,094	2,201,328
Penn Series Real Estate Securities Fund*	52,353	1,409,861
Penn Series Small Cap Index Fund*	26,435	733,039
Penn Series SMID Cap Value Fund*	22,072	735,885
TOTAL AFFILIATED EQUITY FUNDS (Cost $20,258,137)		24,176,877

AFFILIATED FIXED INCOME FUNDS — 57.1%
Penn Series High Yield Bond Fund*	226,341	3,761,790
Penn Series Limited Maturity Bond Fund*	1,088,144	14,417,898
Penn Series Quality Bond Fund*	1,655,966	24,707,017
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $44,133,631)		42,886,705

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.7%
Penn Series Developed International Index Fund*	138,775	2,194,039
Penn Series Emerging Markets Equity Fund*	142,514	1,466,466
Penn Series International Equity Fund*	99,833	3,609,977
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,180,782)		7,270,482
TOTAL INVESTMENTS — 99.0% (Cost $71,572,550)		$74,334,064
Other Assets & Liabilities — 1.0%		728,094
TOTAL NET ASSETS — 100.0%		$75,062,158

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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